UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Caldwell & Orkin, Inc.
Address:  Suite 150
          6200 The Corners Parkway
          Norcross, Georgia  30092


Form 13F File Number: 28-   2699
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Orkin
Title:    President
Phone:    (678) 533-7850

Signature, Place, and Date of Signing:

 /s/ Michael B. Orkin        Norcross, Georgia              November 7, 2000
_____________________     ___________________________      ___________________
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


    None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1
                                        -------------

Form 13F Information Table Entry Total:     54
                                        -------------

Form 13F Information Table Value Total: $ 194,049
                                        -------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

 1        28-3468                       C & O Funds Advisor, Inc.
 -        -------                       -------------------------


[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


                                                                         PAGE  1

                                                               FORM 13F INFORMATION TABLE

                                                              VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP      (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE    SHARED    NONE
        --------------          --------------    -----      ----------------  ---------------- --------     ----    ------    ----
AES CORPORATION                 COM              00130h105      1891   27600   SH        Sole                  27600
ALTERA CORP.                    COM              021441100      2239   46900   SH        Sole                  46900
ANADARKO PETROLEUM CORP         COM              032511107      1329   20000   SH        Sole                  20000
BALLARD POWER SYSTEMS, INC.     COM              05858h104       524    4800   SH        Sole                   4800
BERKSHIRE HATHAWAY CL.B         COM              084670207     10246    4950   SH        Sole                   4950
C-CUBE MICROSYSTEMS INC         COM              12501n108      1281   62500   SH        Sole                  62500
CABLEVISION SYSTEMS CORP.       COM              12686C109      2938   44300   SH        Sole                  44300
CHUBB CORP.                     COM              171232101      3276   41400   SH        Sole                  41400
COMPAQ COMPUTER CORP COM        COM              204493100       210    7600   SH        Sole                   7600
CONNETICS CORP.                 COM              208192104      1484   61500   SH        Sole                  61500
DPL INC COM                     COM              233293109      5179  174100   SH        Sole                 174100
DUKE ENERGY                     COM              264399106      7803   91000   SH        Sole                  91000
DYNEGY INC.                     COM              26816q101      6355  111500   SH        Sole                 111500
EL PASO ENERGY CORP             COM              283905107     10088  163700   SH        Sole                 163700
FLAMEL TECHNOLOGIES SPA ADR     COM              338488109      1052  147600   SH        Sole                 147600
GLOBAL MARINE INC               COM              379352404      8420  272700   SH        Sole                 272700
GUILFORD PHARMACEUTICALS        COM              401829106      1711   74200   SH        Sole                  74200
HARSCO CORP.                    COM              415864107      2606  118100   SH        Sole                 118100
HILTON HOTELS                   COM              432848109      5186  448500   SH        Sole                 448500
HOME DEPOT INC COM              COM              437076102       971   18300   SH        Sole                  18300
ICN PHARMACEUTICAL NEW COM      COM              448924100      3857  116000   SH        Sole                 116000
INTEL CORP                      COM              458140100       819   19700   SH        Sole                  19700
JOHN HANCOCK FINANCIAL          COM              41014s106      3292  122500   SH        Sole                 122500
KINDER MORGAN                   COM              49455p101      2878   70300   SH        Sole                  70300
KING PHARMACEUTICALS            COM              495582108      8493  254000   SH        Sole                 254000
KV PHARMACEUTICAL CO. - CL A    COM              482740206      2324   66150   SH        Sole                  66150
LINCOLN NATIONAL INSURANCE      COM              534187109     10246  212900   SH        Sole                 212900
LITTON INDUSTRIES               COM              538021106      2096   46900   SH        Sole                  46900
LOCKHEED MARTIN                 COM              539830109     10102  306500   SH        Sole                 306500
MATRIX PHARMACEUTICAL           COM              576844104      1401   90000   SH        Sole                  90000
MINNESOTA MNG & MTG CO          COM              604059105      6096   66900   SH        Sole                  66900
NABORS INDUSTRIES               COM              629568106      3369   64300   SH        Sole                  64300
NASDAQ 100                      COM              631100104      3547   40000   SH        Sole                  40000
NEXTEL COMMUNICATIONS, INC.     COM              65332v103       949   20300   SH        Sole                  20300
NRG ENERGY                      COM              629377102      2161   59200   SH        Sole                  59200
ORTHOFIX INTERNATIONAL          COM              n6748l102       589   23800   SH        Sole                  23800
PHILIP MORRIS CO., INC.         COM              718154107      7545  256300   SH        Sole                 256300
PRECISION DRILLING CORP.        COM              74022d100      1560   43800   SH        Sole                  43800
PRIDE INTERNATIONAL INC         COM              741932107      2321   87600   SH        Sole                  87600
RAYTHEON CO CL B                COM              755111408      1718   60400   SH        Sole                  60400
SAFEWAY INC COM NEW             COM              786514208      2675   57300   SH        Sole                  57300
SEMICONDUCTOR HOLDERS TRUST     COM              816636203      1756   24700   SH        Sole                  24700
SMITH INTL INC                  COM              832110100      2178   26700   SH        Sole                  26700
TARGETED GENETICS, INC.         COM              87612m108      1007   84800   SH        Sole                  84800
TEEKAY SHIPPING CORP.           COM              y8564w103      3915   83400   SH        Sole                  83400
TENET HEALTHCARE                COM              88033g100      1455   40000   SH        Sole                  40000
TIDEWATER, INC.                 COM              886423102      2093   46000   SH        Sole                  46000
TTM TECHNOLOGIES                COM              87305r109       517   22000   SH        Sole                  22000
TURNSTONE SYSTEMS, INC.         COM              900423104       427    9200   SH        Sole                   9200
UNIVERSAL HEALTH SERVICES       COM              913903100       856   10000   SH        Sole                  10000
WALT DISNEY                     COM              254687106      8794  229900   SH        Sole                 229900
WASTE MANAGEMENT INC            COM              94106l109     10959  628500   SH        Sole                 628500
WELLPOINT HEALTH                COM              94973h108      3619   37700   SH        Sole                  37700
XL CAPITOL                      COM              g98255105      3646   49600   SH        Sole                  49600
REPORT SUMMARY                               54 DATA RECORDS  194049              1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED